Note 5 - Restricted Equity Securities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Restricted Equity Securities [Text Block]
(5)	Restricted Equity Securities

Restricted equity securities consists of stock of the FHLB of Cincinnati amounting to $5,089,000 and $4,680,000 at December 31, 2020 and 2019, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.